Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Impacts of IFRS Adjustments for Intangible Assets and Goodwill (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Intangible assets		€ 1,991	€ 2,006
Goodwill	€ 3,947	3,846	1,921
Total	€ 5,892	5,837	3,927
Previous GAAP [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Intangible assets		1,991	2,312
Goodwill		3,523	1,921
Total		5,514	4,233
Effect of transition to IFRSs [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Total		323	(306)
Effect of transition to IFRSs [member] | Write-off of depreciation of goodwill [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Goodwill		323
Total		€ 323
Effect of transition to IFRSs [member] | Costs not eligible for capitalization [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Intangible assets			(306)
Total			€ (306)